Note 15 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclousre of derivative financial assets held for hedging [Line Items]
Derivative financial assets held for hedging	€ 1,805	€ 1,991	€ 1,729
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	5	51	28
Derivative financial liabilities held for hedging	2,626	2,318	2,233
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0	€ 0